Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Deferred Tax Assets

Components of deferred tax assets are as follows:

	December 31, 2024	December 31, 2023
Net deferred tax assets – Non-current:
Depreciation	$(66,080)	$(146,938)
Stock based compensation	9,442,717	20,165,067
Expected income tax benefit from NOL carry-forwards	6,017,949	5,810,345
Less valuation allowance	(15,394,586)	(25,828,474)
Deferred tax assets, net of valuation allowance	$-	$-

Schedule of Reconciliation of the Federal Statutory Income Tax Rate

A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023

Federal statutory income tax rate	21.0%	21.0%
State tax rate, net of federal benefit	7.1%	7.1%

Change in valuation allowance on net operating loss carry-forwards	(28.1)%	(28.1)%

Effective income tax rate	0.0%	0.0%